SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
SHARE CAPITAL

17.       SHARE CAPITAL

All common shares are equally eligible to receive dividends and the repayment of capital and represent one vote at shareholders' meetings.

All preferred shares have no voting rights at shareholders' meetings but on liquidation, winding-up or other distribution of the Company's assets are entitled to participate in priority to common shares. There are no preferred shares issued and outstanding.

(a)          Authorized

Unlimited number of common shares without par value.

Unlimited number of preferred shares without par value.

(b)          Issued and outstanding

	Common Shares
			Contributed Surplus
	Number	Amount
Balance, January 1, 2015	53,842,344	$89,357,061	$17,632,809
Issued for cash pursuant to an underwritten public offering(i)	10,415,000	74,883,850	—
Share issue costs(i)	—	(5,004,640)	—
Issued for cash on exercise of options	2,507,603	2,268,766	(1,177,864)
Share-based payments	—	—	4,114,165

Balance, January 1, 2016	66,764,947	$161,505,037	$20,569,110

Issued for cash pursuant to a private placement(ii)	11,817,000	7,090,200	—
Share issue costs(ii)	—	(35,540)	—
Issued for cash on exercise of options	101,398	152,976	(77,784)
Share-based payments	—	—	1,810,111

Balance, December 31, 2016	78,683,345	$168,712,673	$22,301,437

Issued from Series A and Series B units(iii)	22,102,538	—	—
Common shares issued from exercise of Series D Warrants(iv)	1,874,989	1,127,057	—
Issued for cash on exercise of options	254,702	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543

Balance, December 31, 2017	102,915,574	$171,803,816	$23,056,846

(i) On February 3, 2015, the Company closed an underwritten public offering of 12,075,000 common shares of the Company (of which 10,415,000 common shares were issued from treasury) at a price per share of $7.19 for aggregate gross proceeds of $74,883,850 for the Company and $11,935,400 for the selling security holders (including some directors, officers and employees). The share issue costs incurred by the Company were $5,004,640.

(ii) On December 12, 2016, the Company closed a non-brokered private placement of 11,817,000 common shares of the Company at a price per share of $0.60 for aggregate gross proceeds of $7,090,200. All of the shares issued were purchased by Boston Scientific Corporation ("Boston Scientific"). Immediately following the closing of the private placement Boston Scientific owned 15% of the issued and outstanding common shares of the Company. The share issue costs incurred by the Company were $35,540. Concurrent to, and contingent upon, the non-brokered private placement Boston Scientific purchased certain assets from the Company.

(iii) On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497. No amount has been recognized with respect to the common shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the Units issued) exceeded the cash proceeds received.

(iv) On December 27, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,306 (see Note 15) was recognized within equity upon conversion. The holders of Series D Warrants have the option to purchase one common share of Neovasc at a nominal exercise price of $0.01 per share for each Series D warrant held.

(c)          Stock options

The Company adopted an equity-settled stock option plan under which the directors of the Company may grant options to purchase common shares to directors, officers, employees and service providers (the "optionees") of the Company on terms that the directors of the Company may determine within the limitations set forth in the stock option plan. Effective June 18, 2014, at the Annual General Meeting ("AGM"), the board of directors and shareholders of the Company approved an amendment to the Company's incentive stock option plan to increase the number of options available for grant under the plan to 10,515,860, representing approximately 20% of the number of common shares of the Company outstanding on May 16, 2014.

Options under the Company's stock option plan granted to directors, officers and employees vest immediately on the grant date, unless a vesting schedule is specified by the board. The directors of the Company have discretion within the limitations set forth in the stock option plan to determine other vesting terms on options granted to directors, officers, employees and others. The minimum exercise price of a stock option cannot be less than the applicable market price of the common shares on the date of the grant and the options have a maximum life of ten years from the date of grant. The Company also assumed options from the acquisition of Neovasc Medical Ltd. and B-Balloon Ltd which were not issued under the Company's stock option plan. The following table summarizes stock option activity for the respective periods as follows:

	Number of options	Weighted average exercise price		Average remaining contractual life (years)
Options outstanding, January 1, 2015	9,346,389	C$	2.37	2.19
Granted	1,423,677		8.57
Exercised	(2,507,603)		0.53
Forfeited	(127,760)		8.46

Options outstanding, December 31, 2015	8,134,703	C$	3.92	2.22
Options exercisable, December 31, 2015	6,491,040	C$	3.15	1.78

Granted	170,061		4.90
Exercised	(101,398)		1.00
Forfeited	(271,862)		6.37
Expired	(56,800)		1.00

Options outstanding, December 31, 2016	7,874,704	C$	3.91	1.52
Options exercisable, December 31, 2016	6,800,066	C$	3.40	1.26

Granted	1,844,500		1.90
Exercised	(2,174,093)		1.04
Forfeited	(471,867)		4.74
Expired	(1,294,934)		1.42

Options outstanding, December 31, 2017	5,778,310	C$	4.84	2.28
Options exercisable, December 31, 2017	4,512,878	C$	4.99	1.94

The following table lists the options outstanding at December 31, 2017 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	64,128	0.08	64,128	0.08
C$0.02 - 1.99	1,739,300	4.26	984,500	4.25
C$2.00 - 4.99	920,397	0.50	875,705	0.37
C$5.00 - 6.99	2,272,985	1.56	2,066,845	1.49
C$7.00 - 9.99	344,600	2.31	225,600	2.26
C$10.00 - 13.00	436,900	2.21	296,100	2.20

	5,778,310		4,512,878

The following table lists the options outstanding at December 31, 2016 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	79,482	1.05	79,482	1.05
C$0.97 - 1.45	3,452,300	0.31	3,452,300	0.31
C$2.00 - 4.25	1,045,111	1.56	883,817	1.34
C$5.00 - 7.00	2,433,311	2.63	1,963,667	2.47
C$7.00 - 9.00	412,400	3.36	191,000	3.31
C$10.00 - 13.00	452,100	3.21	229,800	3.20

	7,874,704		6,800,066

The following table lists the options outstanding at December 31, 2015 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	86,280	2.06	86,280	2.06
C$0.97 - 1.45	3,608,500	0.68	3,570,700	0.61
C$2.00 - 4.25	982,606	2.27	775,804	2.25
C$5.00 - 7.00	2,550,570	3.62	1,806,347	3.40
C$7.00 - 9.00	373,000	4.58	77,000	4.58
C$10.00 - 13.00	533,747	4.23	174,909	4.21

	8,134,703		6,491,040

The weighted average share price at the date of exercise for share options exercised for the year ended December 31, 2017 was $0.87 (year ended December 31, 2016: $4.72 and year ended December 31, 2015: $6.98). During the year ended December 31, 2017, the Company recorded $2,484,543 as compensation expense for share-based compensation awarded to eligible optionees (year ended December 31, 2016 and 2015: $1,810,111 and $4,114,165, respectively). The Company used the Black-Scholes Option Pricing Model to estimate the fair value of the options at each measurement date using the following weighted average assumptions:

	2017	2016	2015
Weighted average fair value	$1.49	$3.02	$4.85
Weighted average exercise price	$1.90	$4.90	$8.57
Weighted average share price at grant	$1.90	$4.90	$8.57
Dividend yield	nil	nil	nil
Volatility	110%	76%	76%
Risk-free interest rate	1.12%	0.75%	0.75%
Expected life	5 years	5 years	5 years
Forfeiture rate	6%	1%	1%

(d)          Warrants

The following table lists the number of warrants issued on November 17, 2017 as well as the number exercised during the period and the remaining warrants outstanding at December 31, 2017.

Warrants	As at November 17, 2017	Exercised	As at December 31, 2017	Exercise Price	Weighted average remaining contractual life (years)
Series A Warrants	25,676,368	—	25,676,368	$1.61	4.88
Series B Warrants	25,676,368	—	25,676,368	$1.61	1.88
Series C Warrants	10,273,972	—	10,273,972	$1.46	1.88
Series D Warrants	3,573,830	(1,874,989)	1,698,841	$0.01	1.88
Series E Warrants	22,431,506	—	22,431,506	$1.61	4.88
Series F Warrants	22,431,506	—	22,431,506	$1.61	1.88

Below is a description of the features of the warrants.

Series A Warrants

There were 25,676,368 Series A Warrants issued and outstanding as of December 31, 2017. Each Series A Warrant represents the right to purchase one common share at a notional exercise price equal to $1.61 per common share, subject to adjustment. The Series A Warrants are subject to full ratchet anti-dilution provisions in certain circumstances.

Series B Warrants

There were 25,676,368 Series B Warrants issued and outstanding as of December 31, 2017. Each Series B Warrant represents the right to purchase one common share at a notional exercise price equal to $1.61 per common share, subject to adjustment. The Series B Warrants are also subject to full ratchet anti-dilution provisions in certain circumstances.

At any time prior to their expiration, the holder of the Series B Warrant may, in its sole discretion, exercise the Series B Warrant in whole or in part and, in lieu of making any cash payment otherwise contemplated to be made to the Company upon such exercise in payment of the exercise price, elect instead to receive upon such exercise a number of Series B Warrant Shares equal to the number determined by an alternate cashless exercise formula (the "Alternate Net Number"). The Alternate Net Number is equal to the product of (i) the quotient obtained by dividing (x) the total number of Series B Warrant Shares with respect to which the Series B Warrant is being exercised and (y) the maximum number of Series B Warrant Shares (as adjusted for share splits, share dividends, share combinations, recapitalizations or other similar events) initially issuable upon a cash exercise of the Series B Warrant on the date of issuance and (ii) the quotient obtained by dividing (A) the difference obtained by subtracting (x) the lowest daily VWAP during the ten trading days period ending on and including such exercise date (the "Market Price") from (y) the exercise price as of the subscription date (as adjusted for share splits, share dividends, share combinations, recapitalizations or other similar events) by (B) 85% of the Market Price.

The Company has attributed a value to the remaining Series B Warrants via the application of the aforementioned Alternate Net Number, reflecting relevant market data as at December 31, 2017, summarized as follows:

As at December 31, 2017
Number of Series B Warrants outstanding	25,676,368
Estimated potential number of equivalent shares(a)	58,218,075
Applicable VWAP, as calculated per above	$0.55

(a) The number of common shares that would be issued pursuant to an Alternate Net Number cashless exercise if the exercise of all of the Series B Warrants had occurred on December 31, 2017.

Series C Warrants

There were 10,273,972 Series C Warrants issued and outstanding as of December 31, 2017. Each Series C Warrant may be exercised for a Series C Unit, with each Series C Unit being comprised of a common share, a Series A Warrant and a Series B Warrant. Each Series C Warrant represents the right to purchase one Series C Unit at a notional exercise price equal to $1.46 per Series C Unit, subject to adjustment.

Series D Warrants

There were 1,698,841 Series D Warrants issued and outstanding as of December 31, 2017. Each Series D Warrant represents the right to purchase one common share at a notional exercise price equal to $1.46 per common share, subject to adjustment.

$1.45 of the exercise price of the Series D Warrants was prepaid to the Company on November 17, 2017 on the closing of the financing.

Series E Warrants

There were 22,431,506 Series E Warrants issued and outstanding as of December 31, 2017. Each Series E Warrant represents the right to purchase one common share at a notional exercise price equal to $1.61 per common share, subject to adjustment. The Series E Warrants are also subject to full ratchet anti-dilution provisions in certain circumstances.

Series F Warrants

There were 22,431,506 Series F Warrants issued and outstanding as of December 31, 2017. Each Series F Warrant represents the right to purchase one common share at a notional exercise price equal to $1.61 per common share, subject to adjustment. The Series F Warrants are also subject to full ratchet anti-dilution provisions in certain circumstances.

At any time prior to their expiration, the holder of the Series F Warrant may, in its sole discretion, exercise the Series F Warrant in whole or in part and, in lieu of making any cash payment otherwise contemplated to be made to the Company upon such exercise in payment of the exercise price, elect instead to receive upon such exercise a number of Series F Warrant Shares equal to the Alternate Net Number.

The Company has attributed a value to the remaining Series F Warrants via the application of the aforementioned alternate cashless exercise formula, reflecting relevant market data as at December 31, 2017, summarized as follows:

As at December 31, 2017
Number of Series F Warrants outstanding	22,431,506
Estimated potential number of equivalent shares(a)	50,860,741
Applicable VWAP, as calculated per above	$0.55

(a) The number of common shares that would be issued pursuant to an alternative cashless exercise if the exercise of all of the Series F Warrants had occurred on December 31, 2017.